Contract assets (Tables)	12 Months Ended
Dec. 31, 2025
Contract assets
Schedule of information about significant changes in contract assets

	2025	2024
	$’m	$’m
At January 1,	251	259
Transfers from contract assets recognized at beginning of year to receivables	(251)	(254)
Increases as a result of new contract assets recognized during the year	245	256
Exchange	22	(10)
Balance as at December 31,	267	251